Ordinary shares (Details)		1 Months Ended			12 Months Ended
	Oct. 02, 2018 shares	Nov. 30, 2019 shares	Oct. 31, 2018 USD ($) $ / shares shares	Jan. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2019 Vote shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Ordinary shares
Authorized ordinary shares (in shares)					15,000,000,000
Ordinary shares designated					1,000,000,000
Ordinary shares
Ordinary shares
Repurchase of ordinary shares (in shares)				14,158,256			14,158,256
Repurchase of ordinary shares (in dollars per share) | $ / shares				$ 0.2119
Compensation expense related to ordinary share repurchase | $				$ 1,548,384
IPO | Ordinary shares
Ordinary shares
Number of shares issued during the period	217,500,000
Class A
Ordinary shares
Repurchase of ordinary shares (in shares)		36,679,650
Number of votes entitled per share | Vote					1
Authorized ordinary shares (in shares)					13,750,000,000	13,750,000,000
Class A | Ordinary shares
Ordinary shares
Number of shares issued during the period						217,500,000
Conversion of preferred shares into Class A ordinary shares upon IPO (in shares) (Note 13)						2,079,938,011
Class A | IPO
Ordinary shares
Number of shares issued during the period			217,500,000
Shares issued, price per share | $ / shares			$ 0.24
Proceeds from issuance of common stock | $			$ 45,100,000
Class B
Ordinary shares
Number of votes entitled per share | Vote					25
Authorized ordinary shares (in shares)					250,000,000	250,000,000